Derivative warrant liabilities and earnouts liabilities - Earnouts liabilities - Additional Information (Details)				1 Months Ended	12 Months Ended
	Jan. 25, 2023 tranche $ / shares shares	Jan. 24, 2023 D tranche $ / shares shares	Mar. 31, 2022 D tranche $ / shares shares	Jan. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial liabilities
Number of equal tranches | tranche	3
Stock split ratio	0.04			0.04	0.04	0.04	0.04
Earnouts liabilities
Financial liabilities
Number of additional shares the eligible shareholders may receive | shares	600,000	15,000,000	15,000,000
Number of equal tranches | tranche		3	3
Number of shares in each tranche | shares	200,000	5,000,000	5,000,000
Volume-weighted average closing sale price one	$ 313	$ 12.50	$ 12.50
Volume-weighted average closing sale price two	375	15.00	15.00
Volume-weighted average closing sale price three	$ 438	$ 17.50	$ 17.50
Probability of vesting considered for valuation of tranche 1 of Earnout Shares					0.20%
Probability of vesting considered for valuation of second two tranches of Earnout Shares					0.10%
Percentage of equity volatility considered for valuation of Earnout Shares					82.50%
Percentage of cost of equity considered for valuation of Earnout Shares					23.50%
Number of trading days to determine volume-weighted average closing sale price | D		20	20
Number of consecutive trading day period to determine volume-weighted average closing sale price | D		30	30
Term of expiration					39 months